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FEDERATED TAX-FREE TRUST
PROSPECTUS


The shares of Federated Tax-Free Trust (the "Trust") offered by this prospectus represent interests in an open-end, management investment company (a mutual fund). The Trust invests in short-term municipal securities to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal.



THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE TRUST ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE TRUST WILL BE ABLE TO DO SO.


This prospectus contains the information you should read and know before you invest in the Trust. Keep this prospectus for future reference.


The Trust has also filed a Statement of Additional Information dated January 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated January 31, 1997


TABLE OF CONTENTS
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SUMMARY OF TRUST EXPENSES                                                      1
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FINANCIAL HIGHLIGHTS                                                           2
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GENERAL INFORMATION                                                            3
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INVESTMENT INFORMATION                                                         3
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  Investment Objective                                                         3
  Investment Policies                                                          3
  Municipal Securities                                                         5
  Investment Risks                                                             6
  Investment Limitations                                                       6


TRUST INFORMATION                                                              6

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  Management of the Trust                                                      6


  Distribution of Shares                                                       7


  Administration of the Trust                                                  7



NET ASSET VALUE                                                                8

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HOW TO PURCHASE SHARES                                                         9
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HOW TO REDEEM SHARES                                                           9

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ACCOUNT AND SHARE INFORMATION                                                 10

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TAX INFORMATION                                                               11

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  Federal Income Tax                                                          11

  State and Local Taxes                                                       12


PERFORMANCE INFORMATION                                                       12

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FINANCIAL STATEMENTS                                                          13

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INDEPENDENT AUDITORS' REPORT                                                  32

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ADDRESSES                                                                     33

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SUMMARY OF TRUST EXPENSES
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                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)...................................................     None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).................................................     None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)...............................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)....................     None
Exchange Fee..........................................................................     None
                                ANNUAL TRUST OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver)(1)......................................................   0.28%
12b-1 Fee.............................................................................     None
Total Other Expenses..................................................................    0.17%
  Shareholder Services Fee (after waiver)(2).................................    0.05%
     Total Operating Expenses(3)......................................................    0.45%


(1) The management fee has been reduced to reflect the waiver of a portion of the management fee. The maximum management fee is 0.40%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.


(3) The total operating expenses would have been 0.77% absent the waivers of portions of the management fee and the shareholder services fee.



     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see " Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                    1 year    3 years    5 years    10 years
                                                           ------    -------    -------    --------
You would pay the following expenses on a $1,000 invest-
  ment, assuming (1) 5% annual return and (2) redemption
  at the end of each time period........................     $5        $14        $25        $ 57


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



FEDERATED TAX-FREE TRUST
FINANCIAL HIGHLIGHTS
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(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Independent Auditors' Report on page 32.

                                                            YEAR ENDED NOVEMBER 30,
               ------------------------------------------------------------------------------------------------------------------
                1996        1995        1994        1993        1992        1991        1990        1989        1988        1987
                -----       -----       -----       -----       -----       -----       -----       -----       -----       -----
NET ASSET
VALUE,
BEGINNING
OF PERIOD      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
-----------
INCOME FROM
INVESTMENT
OPERATIONS
-----------
 Net
 investment
 income          0.03        0.04        0.02        0.02        0.03        0.04        0.06        0.06        0.05        0.04
-----------
LESS
DISTRIBUTIONS
-----------
 Distributions
 from net
 investment
 income         (0.03)      (0.04)      (0.02)      (0.02)      (0.03)      (0.04)      (0.06)      (0.06)      (0.05)      (0.04)
-----------     -----       -----       -----       -----       -----       -----       -----       -----       -----       -----
NET ASSET
VALUE, END
OF PERIOD      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
-----------     -----       -----       -----       -----       -----       -----       -----       -----       -----       -----
TOTAL
RETURN (A)       3.18%       3.57%       2.43%       2.18%       2.88%       4.49%       5.68%       6.03%       4.87%       4.11%
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RATIOS TO
AVERAGE NET
ASSETS
-----------
 Expenses        0.45%       0.45%       0.45%       0.46%       0.46%       0.46%       0.45%       0.45%       0.45%       0.44%
-----------
 Net
 investment
 income          3.12%       3.51%       2.38%       2.16%       2.84%       4.40%       5.54%       5.86%       4.74%       4.01%
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SUPPLEMENTAL
DATA
-----------
 Net
 assets,
 end of
 period
 (000
 omitted)      $747,785    $807,369    $1,215,547  $1,346,791  $1,523,588  $1,720,730  $1,887,467  $2,140,368  $2,618,595 $2,997,042
-----------




(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.


(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
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The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 20, 1978. The Trust is designed for banks and other institutions that hold assets for individuals, trusts, estates or partnerships, as a convenient means of accumulating an interest in a professionally managed, portfolio investing primarily in short-term municipal securities. The Trust may not be a suitable investment for retirement plans because it invests in municipal securities. A minimum initial investment of $25,000 over a 90-day period is required.


The Trust attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
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INVESTMENT OBJECTIVE

The investment objective of the Trust is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES


The Trust pursues its investment objective by investing primarily in a portfolio of municipal securities maturing in one year or less. As a matter of operating policy, which may be changed without shareholder approval, the Trust will limit the average maturity of its portfolio to 90 days or less, in order to meet regulatory requirements.



As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Trust's annual interest income will be exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.)



ACCEPTABLE INVESTMENTS. The Trust invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Municipal Securities"). Examples of Municipal Securities include, but are not limited to:



     - tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;



     - bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;



     - municipal commercial paper and other short-term notes;




     - variable rate demand notes;



     - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and



     - participation, trust, and partnership interests in any of the foregoing obligations.


     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Trust with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Trust to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Trust to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Trust treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Trust may next tender the security for repurchase.



     PARTICIPATION INTERESTS. The Trust may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Trust to treat the income from the investment as exempt from federal income tax. The Trust invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.



     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.



CREDIT ENHANCEMENT. Certain of the Trust's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Trust and affect its share price. The Trust may have more than 25% of its total assets invested in securities credit-enhanced by banks.



DEMAND FEATURES. The Trust may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Trust. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Trust uses these arrangements to provide the Trust with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Trust may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.


RESTRICTED AND ILLIQUID SECURITIES. The Trust may invest in restricted securities. Restricted securities are any securities in which the Trust may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Trust will limit their purchase, together with other illiquid securities, including non-negotiable time deposits to 10% of its net assets.


TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Trust may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Trust invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Trust a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Trust is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Municipal Securities is subject to the federal alternative minimum tax.

MUNICIPAL SECURITIES

Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.



The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.


INVESTMENT RISKS

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Trust to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Municipal Securities acceptable for purchase by the Trust could become limited.

The Trust may invest in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Municipal Securities could involve an increased risk to the Trust should any of these related projects or facilities experience financial difficulties.


Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. The Trust's concentration in Municipal Securities may entail a greater level of risk than other types of money market funds.


INVESTMENT LIMITATIONS


The Trust will not borrow money or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of such assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.


TRUST INFORMATION
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MANAGEMENT OF THE TRUST


BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.




INVESTMENT ADVISER. Investment decisions for the Trust are made by Federated Research, the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments.



     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40% of the Trust's average daily net assets. Under the investment advisory contract, the adviser will waive the amount, limited to the amount of the advisory fee, by which the Trust's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed .45 of 1% of its average daily net assets.



     ADVISER'S BACKGROUND. Federated Research, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.



     Federated Research and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $76 billion invested across more than 338 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Trust. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


ADMINISTRATION OF THE TRUST


SHAREHOLDER SERVICES. The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to .25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.



Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.



SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

                          AVERAGE AGGREGATE
MAXIMUM FEE                DAILY NET ASSETS
------------     ------------------------------------
    .15%              on the first $250 million
   .125%               on the next $250 million
    .10%               on the next $250 million
   .075%         on assets in excess of $750 million




The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.



NET ASSET VALUE
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The Trust attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Trust cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


HOW TO PURCHASE SHARES
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Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Trust reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Trust. Financial institutions may impose different minimum investment requirements on their customers.


PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Trust before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Federated Tax-Free Trust; Fund Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholders Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Federated Tax-Free Trust. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.



AUTOMATIC INVESTMENTS. Investors may establish accounts with their financial institutions to have cash accumulations automatically invested in the Trust. The investments may be made on predetermined dates or when the investor's account reaches a certain level. Participating financial institutions are responsible for prompt transmission of orders relating to the program, and they may charge for their services. Investors should read this prospectus along with the financial institution's agreement or literature describing these services and fees.



HOW TO REDEEM SHARES

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Shares are redeemed at their net asset value next determined after Federated Shareholders Services Company receives the redemption request. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made as described below.




REDEEMING SHARES BY TELEPHONE. Redemptions in any minimum amount may be made by calling the Trust provided the Trust has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.


Telephone instructions may be recorded and if reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Trust shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.



REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.


The written request should state: the Trust name; the account name as registered with the Trust; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.


Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company, or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Trust does not accept signatures guaranteed by a notary public.


ACCOUNT AND SHARE INFORMATION
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DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Trust unless cash payments are requested by writing to the Trust. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.


CAPITAL GAINS. The Trust does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Trust will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months. CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Trust, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Trust or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.


ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.


VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for election of Trustees under certain circumstances.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION
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FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.


Shareholders are not required to pay the federal regular income tax on any dividends received from the Trust that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Trust may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.



The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.


Dividends of the Trust representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.


STATE AND LOCAL TAXES


In the opinion of Houston, Donnelly and Meck, counsel to the Trust, Trust shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.


Because interest received by the Trust may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Trust. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


From time to time, the Trust advertises its, yield, effective yield, tax-equivalent yield, and total return.



Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Trust's tax-exempt yield, assuming a specific tax rate.


Total return represents the change, over a specified period of time, in the value of an investment in the Trust after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.



FEDERATED TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------        ---------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--100.1%
----------------------------------------------------------------------------------
                   ALABAMA--2.8%
                   ---------------------------------------------------------------
$ 1,700,000        Birmingham, AL Medical Clinic Board Daily VRDNs (University of
                   Alabama Health System)/(Morgan Guaranty Trust Co., New York
                   LOC)                                                              $  1,700,000
                   ---------------------------------------------------------------
  2,000,000        Birmingham, AL, (Series 1995) Weekly VRDNs (First Alabama Bank,
                   Birmingham LOC)                                                      2,000,000
                   ---------------------------------------------------------------
  4,600,000        Birmingham, AL, GO (Series 1992A) Weekly VRDNs (First Alabama
                   Bank, Birmingham LOC)                                                4,600,000
                   ---------------------------------------------------------------
  1,300,000        Bon Air, AL IDB Weekly VRDNs (Avondale Mills, Inc.)/(SunTrust
                   Bank, Atlanta LOC)                                                   1,300,000
                   ---------------------------------------------------------------
  4,000,000        Chatom, AL, IDB PCR, 3.70% CP (Alabama Electric Co-op, Inc.)/
                   (National Rural Utilities Cooperative Finance Corp. GTD),
                   Mandatory Tender 2/14/1997                                           4,000,000
                   ---------------------------------------------------------------
  4,000,000        Jefferson County, AL, Sewer Revenue Warrants (Series 1995-A)
                   Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)                4,000,000
                   ---------------------------------------------------------------
  1,425,000        Marshall County, AL, Special Obligation School Refunding
                   Warrant (Series 1994) Weekly VRDNs (Marshall County, AL Board
                   of Education)/(First Alabama Bank, Birmingham LOC)                   1,425,000
                   ---------------------------------------------------------------
  2,000,000        Montgomery, AL BMC Special Care Facilities Finance Authority,
                   (Series 94A) Weekly VRDNs (Baptist Medical Center, AL)/
                   (Amsouth Bank N.A., Birmingham LOC)                                  2,000,000
                   ---------------------------------------------------------------   ------------
                   Total                                                               21,025,000
                   ---------------------------------------------------------------   ------------
                   ALASKA--0.7%
                   ---------------------------------------------------------------
  5,000,000        Anchorage, AK, 4.25% TANs, 12/13/1996                                5,001,375
                   ---------------------------------------------------------------   ------------
                   ARIZONA--3.3%
                   ---------------------------------------------------------------
 11,600,000        Maricopa County, AZ, PCR (Series 1994C) Daily VRDNs (Arizona
                   Public Service Corp.)/(Toronto-Dominion Bank LOC)                   11,600,000
                   ---------------------------------------------------------------
  5,000,000        Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/
                   (Barclays Bank PLC, London LOC)                                      5,000,000
                   ---------------------------------------------------------------



FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------        ---------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
                   ARIZONA--CONTINUED
                   ---------------------------------------------------------------
$ 8,100,000        Pima County, AZ IDA, (Series A) Weekly VRDNs (Tucson Electric
                   Power Co.)/(Barclays Bank PLC, London LOC)                        $  8,100,000
                   ---------------------------------------------------------------   ------------
                   Total                                                               24,700,000
                   ---------------------------------------------------------------   ------------
                   ARKANSAS--0.4%
                   ---------------------------------------------------------------
  3,265,000        Arkansas Development Finance Authority, Single Family Mortgage
                   Revenue bonds (1996 Series G), 3.70% TOBs, Mandatory Tender
                   11/5/1997                                                            3,265,000
                   ---------------------------------------------------------------   ------------
                   CALIFORNIA--7.8%
                   ---------------------------------------------------------------
  5,000,000        Alameda Unified School District, CA, 4.375% TRANs, 7/1/1997          5,015,376
                   ---------------------------------------------------------------
  8,000,000        California School Cash Reserve Program Authority, (Series A),
                   4.75% TRANs (MBIA Insurance Corporation INS), 7/2/1997               8,040,447
                   ---------------------------------------------------------------
  8,000,000        California State, (Series A), 4.50% RANs, 6/30/1997                  8,023,570
                   ---------------------------------------------------------------
 14,000,000        California Statewide Communities Development Authority,
                   (1996 Series A), 4.75% TRANs (FSA INS), 6/30/1997                   14,061,091
                   ---------------------------------------------------------------
  5,000,000        Los Angeles County, CA Local Educational Agencies, (Series A),
                   4.75% TRANs (FSA INS), 6/30/1997                                     5,019,852
                   ---------------------------------------------------------------
 13,250,000        Pitney Bowes Credit Corp. Leasetops Trust, Leasetops
                   Certificates (Series 1996A) Weekly VRDNs (San Diego County, CA,
                   Regional Communications System)/(San Diego County, CA, Regional
                   Communications System LIQ)/(Landesbank Hessen-Thueringen,
                   Frankfurt LOC)                                                      13,250,000
                   ---------------------------------------------------------------
    100,000        Riverside County, CA, (Series A) Weekly VRDNs (Riverside, CA
                   Public Facility Finance)/(Commerzbank AG, Frankfurt and
                   National Westminster Bank, PLC, London LOCs)                           100,000
                   ---------------------------------------------------------------
  5,000,000        South Coast, CA Local Education Agencies, (Series 1996A), 4.75%
                   TRANs, 6/30/1997                                                     5,018,862
                   ---------------------------------------------------------------   ------------
                   Total                                                               58,529,198
                   ---------------------------------------------------------------   ------------



FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------        ---------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
                   COLORADO--1.4%
                   ---------------------------------------------------------------
$ 4,600,000        Denver, CO City & County Airport Authority, Subordinate Lien
                   Revenue Bonds (Series C), 6.00% Bonds (Toronto-Dominion Bank
                   LOC), 4/1/1997 (@100)                                             $  4,632,654
                   ---------------------------------------------------------------
  5,820,000        Loveland, CO, IDR (Series 1993S), 3.65% TOBs (Safeway, Inc.)/
                   (Bankers Trust Co., New York LOC), Mandatory Tender
                   12/1/1996-6/2/1997                                                   5,820,000
                   ---------------------------------------------------------------   ------------
                   Total                                                               10,452,654
                   ---------------------------------------------------------------   ------------
                   CONNECTICUT--1.5%
                   ---------------------------------------------------------------
 10,830,000        Connecticut State Transportation Infrastructure Authority
                   Weekly VRDNs (Connecticut State)/(Commerzbank AG, Frankfurt
                   LOC)                                                                10,830,000
                   ---------------------------------------------------------------   ------------
                   DELAWARE--0.5%
                   ---------------------------------------------------------------
  3,800,000        Delaware Health Facilities Authority, Revenue Bonds (Series
                   1988) Weekly VRDNs (Delaware Health Facilities Pooled Loan
                   Program)/ (MBIA Insurance Corporation INS)/(J.P. Morgan
                   Delaware, Wilmington LIQ)                                            3,800,000
                   ---------------------------------------------------------------   ------------
                   FLORIDA--10.5%
                   ---------------------------------------------------------------
  9,940,000        Broward County, FL School District, (Series 1996A and 1996 B),
                   4.25% RANs, 4/24/1997                                                9,962,689
                   ---------------------------------------------------------------
  4,300,000        Collier County, FL HFA, Multi-Family Revenue Bonds (Series
                   1985) Weekly VRDNs (River Reach Project)/(Morgan Guaranty Trust
                   Co., New York LOC)                                                   4,300,000
                   ---------------------------------------------------------------
 12,500,000        Dade County, FL HFA, Hospital Revenue Bonds (Series 1995)
                   Weekly VRDNs (Miami Children's Hospital Project)/
                   (AMBAC INS)/(SunTrust Bank, Atlanta LIQ)                            12,500,000
                   ---------------------------------------------------------------
 12,000,000        Dade County, FL Water & Sewer System Weekly VRDNs (FGIC
                   INS)/(Commerzbank AG, Frankfurt LIQ)                                12,000,000
                   ---------------------------------------------------------------
  5,000,000        Florida HFA Weekly VRDNs (Cornerstone Imaging, Inc.)/
                   (PNC Bank, N.A. LOC)                                                 5,000,000
                   ---------------------------------------------------------------
  1,100,000        Florida HFA, Multi Family Housing Revenue Bonds (Series 1985TT)
                   Weekly VRDNs (River Oaks Project)/(Citibank NA, New York LOC)        1,100,000
                   ---------------------------------------------------------------




FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------        ---------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
                   FLORIDA--CONTINUED
                   ---------------------------------------------------------------
$ 2,000,000        Gulf Breeze, FL, Variable Rate Demand Revenue Bonds (Series
                   1995A) Weekly VRDNs (Florida Municipal Bond Fund)/ (Barnett
                   Bank, N.A. LOC)                                                   $  2,000,000
                   ---------------------------------------------------------------
  7,532,000        Orange County, FL, 3.65% CP (NationsBank, South LOC), Mandatory
                   Tender 12/11/1996                                                    7,532,000
                   ---------------------------------------------------------------
  4,000,000        Orange County, FL, Health Facilities Authority Weekly VRDNs
                   (Mayflower Retirement Community)/(Rabobank Nederland,
                   Utrecht LOC)                                                         4,000,000
                   ---------------------------------------------------------------
  2,000,000        Pinellas County, FL Health Facility Authority, (Series 1987)
                   Weekly VRDNs (St. Mark Village Project)/(NationsBank, South
                   LOC)                                                                 2,000,000
                   ---------------------------------------------------------------
  3,000,000        Putnam County, FL Development Authority, PCR Bonds (Series
                   1984H) Weekly VRDNs (Seminole Electric Cooperative, Inc
                   (FL))/(National Rural Utilities Cooperative Finance Corp. LOC)       3,000,000
                   ---------------------------------------------------------------
 15,000,000        Tampa, FL, Occupational License Tax Bonds (Series 1996A) Weekly
                   VRDNs (FGIC INS)/(FGIC LIQ)                                         15,000,000
                   ---------------------------------------------------------------   ------------
                   Total                                                               78,394,689
                   ---------------------------------------------------------------   ------------
                   GEORGIA--4.8%
                   ---------------------------------------------------------------
 15,000,000        Cobb-Marietta, GA Coliseum & Exhibit Hall Authority, Junior
                   Lien Revenue Bonds (Series 1996A) Weekly VRDNs (MBIA Insurance
                   Corporation INS)/(Canadian Imperial Bank of Commerce, Toronto
                   LIQ)                                                                15,000,000
                   ---------------------------------------------------------------
  2,885,000        Fulco, GA Hospital Authority Weekly VRDNs (Piedmont Hospital)/
                   (SunTrust Bank, Atlanta LOC)                                         2,885,000
                   ---------------------------------------------------------------
 10,000,000        Fulton County, GA Housing Authority, Multifamily Housing
                   Revenue Refunding Bonds (Series 1994) Weekly VRDNs (Spring
                   Creek Crossing Project)/(Wachovia Bank of Georgia NA, Atlanta
                   LOC)                                                                10,000,000
                   ---------------------------------------------------------------
  3,000,000        Marietta, GA Housing Authority, Multifamily Housing Revenue
                   Refunding Bonds (Series 1996) Weekly VRDNs (Winterset
                   Apartments Project)/(Wachovia Bank of Georgia NA, Atlanta LOC)       3,000,000
                   ---------------------------------------------------------------



FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------        ---------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
                   GEORGIA--CONTINUED
                   ---------------------------------------------------------------
$ 4,900,000        Rockdale County, GA Hospital Authority, Revenue Anticipation
                   Certificates (Series 1994) Weekly VRDNs (Rockdale Hospital)/
                   (SunTrust Bank, Atlanta LOC)                                      $  4,900,000
                   ---------------------------------------------------------------   ------------
                   Total                                                               35,785,000
                   ---------------------------------------------------------------   ------------
                   ILLINOIS--8.9%
                   ---------------------------------------------------------------
 13,100,000        Chicago, IL, GO (Series 1996), 3.10% TOBs (Landesbank Hessen-
                   Thueringen, Frankfurt LOC), Mandatory Tender 2/4/1997               13,100,000
                   ---------------------------------------------------------------
 18,000,000        Illinois Development Finance Authority, (Series 1994) Weekly
                   VRDNs (Museum of Contemporary Art)/(Harris Trust & Savings
                   Bank, Chicago, Lasalle National Bank, Chicago, NBD Bank,
                   Michigan and Northern Trust Co., Chicago, IL LOCs)                  18,000,000
                   ---------------------------------------------------------------
 15,000,000        Illinois Development Finance Authority, PCR, (Series 1996B)
                   Weekly VRDNs (Commonwealth Edison Co.)/(AMBAC INS)/
                   (Bank of New York, New York LIQ)                                    15,000,000
                   ---------------------------------------------------------------
 17,500,000        Illinois Health Facilities Authority Weekly VRDNs (OSF Health
                   Care Systems)                                                       17,500,000
                   ---------------------------------------------------------------
  2,670,000        Rockford, IL, EDRB, 4.45% TOBs (Independence Village of
                   Rockford)/(Banque Paribas, Paris LOC), Optional Tender
                   12/1/1996                                                            2,670,000
                   ---------------------------------------------------------------   ------------
                   Total                                                               66,270,000
                   ---------------------------------------------------------------   ------------
                   INDIANA--1.2%
                   ---------------------------------------------------------------
  5,000,000        Indiana Bond Bank, Advance Funding Program Notes
                   (Series 1996 A-2), 4.25% BANs, 1/9/1997                              5,003,872
                   ---------------------------------------------------------------
  4,000,000        Indianapolis, IN Local Public Improvement Bond Bank,
                   (Series 1996 B), 4.25% BANs, 1/9/1997                                4,001,883
                   ---------------------------------------------------------------   ------------
                   Total                                                                9,005,755
                   ---------------------------------------------------------------   ------------
                   IOWA--1.2%
                   ---------------------------------------------------------------
  6,060,000        Indianola, IA Health Care Facility, Refunding Revenue Bonds
                   (Series 1992) Weekly VRDNs (The Village Project)/(Norwest Bank
                   Minnesota, Minneapolis LOC)                                          6,060,000
                   ---------------------------------------------------------------



FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------        ---------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
                   IOWA--CONTINUED
                   ---------------------------------------------------------------
$ 2,500,000        Iowa Higher Education Loan Authority, Revenue Bonds Weekly
                   VRDNs (MBIA Insurance Corporation INS)/(Dai-Ichi Kangyo Bank
                   Ltd., Tokyo LIQ)                                                  $  2,500,000
                   ---------------------------------------------------------------   ------------
                   Total                                                                8,560,000
                   ---------------------------------------------------------------   ------------
                   KENTUCKY--1.9%
                   ---------------------------------------------------------------
  3,900,000        Kentucky Development Finance Authority Health Care System
                   Weekly VRDNs (Appalachian Regional Healthcare System)/
                   (Abn-Amro BKN.V. LOC)                                                3,900,000
                   ---------------------------------------------------------------
 10,000,000        Kentucky Interlocal School Transportation Association, (Series
                   A), 4.05% TRANs, 6/30/1997                                          10,000,000
                   ---------------------------------------------------------------   ------------
                   Total                                                               13,900,000
                   ---------------------------------------------------------------   ------------
                   MARYLAND--2.7%
                   ---------------------------------------------------------------
  1,700,000        Baltimore County, MD Port Facility Monthly VRDNs (Occidental
                   Petroleum Corp.)/(Morgan Guaranty Trust Co., New York LOC)           1,700,000
                   ---------------------------------------------------------------
    800,000        Baltimore County, MD, (Series 1992) Weekly VRDNs (Sheppard &
                   Enoch Pratt Hospital Facility)/(Societe Generale, Paris LOC)           800,000
                   ---------------------------------------------------------------
  3,700,000        Baltimore, MD PCR Weekly VRDNs (SCM Plants, Inc.)/(Barclays
                   Bank PLC, London LOC)                                                3,700,000
                   ---------------------------------------------------------------
  1,000,000        Frederick County, MD, Revenue Bonds (Series 1995) Weekly VRDNs
                   (Sheppard Pratt Residential Treatment Facility)/(Societe
                   Generale, Paris LOC)                                                 1,000,000
                   ---------------------------------------------------------------
  4,000,000        Montgomery County, MD, EDR Weekly VRDNs (Howard Hughes Medical
                   Center)                                                              4,000,000
                   ---------------------------------------------------------------
  5,600,000        Queen Annes County, MD Economic Development Revenue, (Series
                   1994), 3.65% TOBs (Safeway, Inc.)/(Bankers Trust Co.,
                   New York LOC), Mandatory Tender 12/1/1996-6/2/1997                   5,600,000
                   ---------------------------------------------------------------
  2,500,000        University of Maryland, Revolving Equipment Loan Program
                   (Series A) Weekly VRDNs (Student Loan Marketing Association
                   LIQ)                                                                 2,500,000
                   ---------------------------------------------------------------




FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------        ---------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
                   MARYLAND--CONTINUED
                   ---------------------------------------------------------------
$ 1,000,000        Washington Suburban Sanitation District, MD, (1996 Series)
                   Weekly VRDNs (Westdeutsche Landesbank Girozentrale LIQ)           $  1,000,000
                   ---------------------------------------------------------------   ------------
                   Total                                                               20,300,000
                   ---------------------------------------------------------------   ------------
                   MASSACHUSETTS--1.1%
                   ---------------------------------------------------------------
  8,500,000        Massachusetts Bay Transit Authority, (Series C), 3.60% CP
                   (Westdeutsche Landesbank Girozentrale LOC), Mandatory Tender
                   1/24/1997                                                            8,500,000
                   ---------------------------------------------------------------   ------------
                   MICHIGAN--2.8%
                   ---------------------------------------------------------------
  3,000,000        Bruce Township, MI Hospital Finance Authority, Tender
                   Securities (ARTS) Weekly VRDNs (Sisters of Charity Health Care
                   System)/ (MBIA Insurance Corporation INS)/(Morgan Guaranty
                   Trust Co., New York LIQ)                                             3,000,000
                   ---------------------------------------------------------------
  3,600,000        Michigan State Hospital Finance Authority, (Series A) Weekly
                   VRDNs (OSF Health Care Systems)                                      3,600,000
                   ---------------------------------------------------------------
  3,000,000        Michigan State Housing Development Authority, Rental Housing
                   Revenue Bonds (1994 Series C) Weekly VRDNs (Credit Suisse,
                   Zurich LOC)                                                          3,000,000
                   ---------------------------------------------------------------
 10,000,000        Michigan Underground Storage Tank Financial Assurance
                   Authority, (Series I), 3.55% CP (Canadian Imperial Bank of
                   Commerce, Toronto LOC), Mandatory Tender 2/5/1997                   10,000,000
                   ---------------------------------------------------------------
  1,485,000        Sterling Heights, MI Economy Development Corp., Limited
                   Obligation Revenue Refunding Bonds Weekly VRDNs (Sterling
                   Shopping Center Associates Project)/(NBD Bank, Michigan LOC)         1,485,000
                   ---------------------------------------------------------------   ------------
                   Total                                                               21,085,000
                   ---------------------------------------------------------------   ------------
                   MINNESOTA--10.9%
                   ---------------------------------------------------------------
  8,000,000        Bloomington, MN Port Authority, Special Tax Revenue Refunding
                   Bonds (Series 1994B) Weekly VRDNs (Mall of America)/(FSA
                   INS)/(Credit Local de France LIQ)                                    8,000,000
                   ---------------------------------------------------------------
 10,300,000        Burnsville, MN, Variable Rate Demand Revenue Bonds (Series
                   1996) Weekly VRDNs (YMCA Projects)/(Norwest Bank Minnesota,
                   Minneapolis LOC)                                                    10,300,000
                   ---------------------------------------------------------------



FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------        ---------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
                   MINNESOTA--CONTINUED
                   ---------------------------------------------------------------
$ 7,000,000        Hennepin Co. MN, (Series 1995C) Weekly VRDNs (Hennepin Co. MN
                   GTD)                                                              $  7,000,000
                   ---------------------------------------------------------------
  4,000,000        Minneapolis CDA, Revenue Refunding Bonds (Series 1995) Weekly
                   VRDNs (Walker Methodist Health Center, Inc. Project)/(First
                   Bank NA, Minneapolis LOC)                                            4,000,000
                   ---------------------------------------------------------------
 10,000,000        Minneapolis, MN, (Series 1993) Weekly VRDNs (Market Square Real
                   Estate, Inc.)/(Norwest Bank Minnesota, Minneapolis LOC)             10,000,000
                   ---------------------------------------------------------------
  3,200,000        Minneapolis, MN, Various Purpose Bonds (Series 1996) Weekly
                   VRDNs (Bayerische Vereinsbank AG, Munich LIQ)                        3,200,000
                   ---------------------------------------------------------------
  8,000,000        Minnesota Agricultural and Economic Development Board, (Series
                   1996) Weekly VRDNs (Evangelical Lutheran Good Samaritan
                   Society)/(Rabobank Nederland, Utrecht LOC)                           8,000,000
                   ---------------------------------------------------------------
  2,100,000        Owatonna, MN, Hospital Revenue Bonds Weekly VRDNs (Health
                   Central System)/(Norwest Bank Minnesota, Minneapolis LOC)            2,100,000
                   ---------------------------------------------------------------
  6,000,000        Rochester, MN Health Care Facility Authority Weekly VRDNs (Mayo
                   Foundation)                                                          6,000,000
                   ---------------------------------------------------------------
  6,500,000        Rochester, MN Health Care Facility Authority Weekly VRDNs (Mayo
                   Foundation)                                                          6,500,000
                   ---------------------------------------------------------------
 14,450,000        Rosemount, MN, PCR (Series 1984) Weekly VRDNs (Koch
                   Refining Co.)                                                       14,450,000
                   ---------------------------------------------------------------
    940,000        St. Louis Park Hennepin County, MN Weekly VRDNs                        940,000
                   ---------------------------------------------------------------
    725,000        St. Louis Park Hennepin County, MN, (Series A) Weekly VRDNs            725,000
                   ---------------------------------------------------------------   ------------
                   Total                                                               81,215,000
                   ---------------------------------------------------------------   ------------
                   MISSOURI--3.2%
                   ---------------------------------------------------------------
  5,800,000        Missouri State Environmental Improvement & Energy Authority,
                   (Series 1993M) Weekly VRDNs (Associated Electric Cooperative,
                   Inc.)/(National Rural Utilities Cooperative Finance Corp. GTD)       5,800,000
                   ---------------------------------------------------------------
 13,370,000        Missouri State Environmental Improvement & Energy Authority,
                   Pollution Control Revenue Bonds Series 1985 B, 3.65% CP (Union
                   Electric Co.)/(Westdeutsche Landesbank Girozentrale LOC),
                   Mandatory Tender 6/12/1997                                          13,370,000
                   ---------------------------------------------------------------



FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------        ---------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
                   MISSOURI--CONTINUED
                   ---------------------------------------------------------------
$ 5,000,000        Missouri State Environmental Improvement & Energy Authority,
                   Pollution Control Revenue Bonds Series 1985 B, 3.90% CP (Union
                   Electric Co.)/(Westdeutsche Landesbank Girozentrale LOC),
                   Mandatory Tender 10/9/1997                                        $  5,000,000
                   ---------------------------------------------------------------   ------------
                   Total                                                               24,170,000
                   ---------------------------------------------------------------   ------------
                   NEW YORK--4.0%
                   ---------------------------------------------------------------
  5,000,000        Nassau County, NY, (Series 1996A), 4.00% RANs, 3/5/1997              5,007,842
                   ---------------------------------------------------------------
 10,000,000        New York City, NY, (Series A), 4.50% TANs, 2/12/1997                10,014,001
                   ---------------------------------------------------------------
 15,000,000        New York City, NY, (Series B), 4.50% RANs (Bank of Nova Scotia,
                   Toronto, Canadian Imperial Bank of Commerce, Toronto and
                   Commerzbank AG, Frankfurt LOCs), 6/30/1997                          15,066,447
                   ---------------------------------------------------------------   ------------
                   Total                                                               30,088,290
                   ---------------------------------------------------------------   ------------
                   NORTH CAROLINA--4.9%
                   ---------------------------------------------------------------
 20,000,000        Martin County, NC IFA, (Series 1993) Weekly VRDNs (Weyerhaeuser
                   Co.)                                                                20,000,000
                   ---------------------------------------------------------------
 16,915,000        NCNB Pooled Tax-Exempt Trust , (Series 1990A) Weekly VRDNs
                   (NCNB Tax Exempt Trust 1990a)/(Nationsbank, N.A. LOC)               16,915,000
                   ---------------------------------------------------------------   ------------
                   Total                                                               36,915,000
                   ---------------------------------------------------------------   ------------
                   OHIO--2.5%
                   ---------------------------------------------------------------
    800,000        Akron, OH, Sanitary Sewer System Revenue Bonds Weekly VRDNs
                   (Credit Suisse, Zurich LOC)                                            800,000
                   ---------------------------------------------------------------
  3,885,000        Franklin County, OH Hospital Facility Authority, (Series 1992)
                   Weekly VRDNs (Wesley Glenn, Inc.)/(Fifth Third Bank, Cincinnati
                   LOC)                                                                 3,885,000
                   ---------------------------------------------------------------
  3,700,000        Hamilton County, OH Health System Weekly VRDNs (West Park
                   Community)/(Fifth Third Bank, Cincinnati LOC)                        3,700,000
                   ---------------------------------------------------------------
  2,540,000        Marion County, OH Hospital Authority, (Series 1991) Weekly
                   VRDNs (Marion County, OH Pooled Hospital Program)/(Bank One,
                   Columbus, N.A. LOC)                                                  2,540,000
                   ---------------------------------------------------------------
  1,000,000        Ohio State Air Quality Development Authority Weekly VRDNs
                   (Timken Co.)/(Credit Suisse, Zurich LOC)                             1,000,000
                   ---------------------------------------------------------------



FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------        ---------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
                   OHIO--CONTINUED
                   ---------------------------------------------------------------
$ 1,250,000        Ross County, OH, Hospital Facilities Revenue Bonds (Series
                   1995) Weekly VRDNs (Medical Center Hospital Project)/(Fifth
                   Third Bank, Cincinnati LOC)                                       $  1,250,000
                   ---------------------------------------------------------------
  5,500,000        University of Cincinnati, OH, General Receipts (Series N),
                   3.75% BANs, 3/20/1997                                                5,507,148
                   ---------------------------------------------------------------   ------------
                   Total                                                               18,682,148
                   ---------------------------------------------------------------   ------------
                   OKLAHOMA--2.2%
                   ---------------------------------------------------------------
  2,640,000        Muskogee, OK Industrial Trust, (Series 1985) Weekly VRDNs
                   (Muskogee Mall Limited Partnership)/(Boatmen's National Bank of
                   St. Louis LOC)                                                       2,640,000
                   ---------------------------------------------------------------
  3,810,000        Muskogee, OK Industrial Trust, (Series 1985) Weekly VRDNs
                   (Warmack Musskogee Limited Partnership)/(Boatmen's National
                   Bank of St. Louis LOC)                                               3,810,000
                   ---------------------------------------------------------------
 10,000,000        Oklahoma State Industrial Authority, Flexible Rate Hospital
                   Revenue Bonds (Series 1990B) Weekly VRDNs (Baptist Medical
                   Center, OK)/ (Credit Suisse, Zurich and Morgan Guaranty Trust
                   Co., New York LIQs)                                                 10,000,000
                   ---------------------------------------------------------------   ------------
                   Total                                                               16,450,000
                   ---------------------------------------------------------------   ------------
                   PENNSYLVANIA--1.8%
                   ---------------------------------------------------------------
  3,000,000        Allegheny County, PA HDA, Hosp Revenue Bonds (Series B 1995)
                   Weekly VRDNs (Allegheny General Hospital)/(Morgan Guaranty
                   Trust Co., New York LOC)                                             3,000,000
                   ---------------------------------------------------------------
  7,000,000        Delaware County, PA PCR, (Series C), 3.65% CP (Philadelphia
                   Electric Co.)/(FGIC INS), Mandatory Tender 1/9/1997                  7,000,000
                   ---------------------------------------------------------------
  3,000,000        Delaware County, PA PCR, 3.60% CP (Philadelphia Electric Co.)/
                   (FGIC INS), Mandatory Tender 1/16/1997                               3,000,000
                   ---------------------------------------------------------------
    500,000        Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent
                   Health System)/(Mellon Bank NA, Pittsburgh LOC)                        500,000
                   ---------------------------------------------------------------   ------------
                   Total                                                               13,500,000
                   ---------------------------------------------------------------   ------------
                   PUERTO RICO--1.6%
                   ---------------------------------------------------------------
 12,000,000        Puerto Rico Government Development Bank, 3.35% CP, Mandatory
                   Tender 12/13/1996                                                   12,000,000
                   ---------------------------------------------------------------   ------------


                                       22

FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------        ---------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
                   RHODE ISLAND--0.3%
                   ---------------------------------------------------------------
$ 2,200,000        Rhode Island Housing & Mortgage Finance Corp, (Series 19-C),
                   3.45% TOBs (Societe Generale, Paris INV), Mandatory Tender
                   1/30/1997                                                         $  2,200,000
                   ---------------------------------------------------------------   ------------
                   TENNESSEE--3.9%
                   ---------------------------------------------------------------
 17,000,000        Chattanooga, TN HEFA Weekly VRDNs (Mccallie School)/ (SunTrust
                   Bank, Atlanta LOC)                                                  17,000,000
                   ---------------------------------------------------------------
  2,305,000        Metropolitan Government Nashville & Davidson County, TN HEFA,
                   (Series 1985B), 3.70% TOBs (Vanderbilt University), Optional
                   Tender 5/1/1997                                                      2,305,000
                   ---------------------------------------------------------------
  4,855,000        Shelby County, TN Health Education & Housing Facilities Board,
                   (Series C), 4.05% TOBs (Methodist Health System, Inc.)/(MBIA
                   Insurance Corporation INS)/(Sanwa Bank Ltd, Osaka LIQ),
                   Optional Tender 8/1/1997                                             4,855,000
                   ---------------------------------------------------------------
  5,120,000        Tennessee State School Board Authority, (Series 1996A) Weekly
                   VRDNs (Union Bank of Switzerland, Zurich LIQ)                        5,120,000
                   ---------------------------------------------------------------   ------------
                   Total                                                               29,280,000
                   ---------------------------------------------------------------   ------------
                   TEXAS--3.3%
                   ---------------------------------------------------------------
  3,990,000        Dallas, TX, (Series C), 3.75% TOBs, Optional Tender 6/15/1997        3,990,000
                   ---------------------------------------------------------------
  5,000,000        TX Pooled Tax Exempt Trust, Certificates of Participation
                   (Series 1996) Weekly VRDNs (Bank One, Texas N.A. LOC)                5,000,000
                   ---------------------------------------------------------------
 15,500,000        Texas State, 4.75% TRANs, 8/29/1997                                 15,587,984
                   ---------------------------------------------------------------   ------------
                   Total                                                               24,577,984
                   ---------------------------------------------------------------   ------------
                   VERMONT--1.1%
                   ---------------------------------------------------------------
  8,000,000        Vermont IDA Weekly VRDNs (Wallace Computer, Inc.)/(Wachovia
                   Bank of NC, NA, Winston-Salem LOC)                                   8,000,000
                   ---------------------------------------------------------------   ------------
                   VIRGINIA--1.0%
                   ---------------------------------------------------------------
  7,800,000        Roanoke, VA IDA, Hospital Revenue Bonds (Series 1995C) Weekly
                   VRDNs (Carillion Health System)/(Morgan Guaranty Trust Co., New
                   York LIQ)                                                            7,800,000
                   ---------------------------------------------------------------   ------------


                                       23

FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------        ---------------------------------------------------------------   ------------
SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
                   WEST VIRGINIA--0.6%
                   ---------------------------------------------------------------
$ 4,740,000        West Virginia University Board of Regents, 3.50% TOBs (Morgan
                   Guaranty Trust Co., New York LOC), Optional Tender 2/1/1997       $  4,740,000
                   ---------------------------------------------------------------   ------------
                   WISCONSIN--1.9%
                   ---------------------------------------------------------------
  6,000,000        Milwaukee, WI, (Series 1996-A), 3.50% RANs, 2/27/1997                6,007,001
                   ---------------------------------------------------------------
  8,000,000        Wisconsin Health and Educational Facilities Authority, Revenue
                   Bonds (Series 1994) Weekly VRDNs (Felician Health Care, Inc.
                   Project)/(Lasalle National Bank, Chicago LOC)                        8,000,000
                   ---------------------------------------------------------------   ------------
                   Total                                                               14,007,001
                   ---------------------------------------------------------------   ------------
                   WYOMING--0.9%
                   ---------------------------------------------------------------
  2,500,000        Sweetwater County, WY IDA, PCR Refunding Bonds (Series 1994)
                   Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of New York,
                   New York LIQ)                                                        2,500,000
                   ---------------------------------------------------------------
  4,590,000        Wyoming Community Development Authority, (Series 1986C), 3.70%
                   TOBs (First National Bank of Chicago LIQ), Optional Tender
                   12/1/1996                                                            4,590,000
                   ---------------------------------------------------------------   ------------
                   Total                                                                7,090,000
                   ---------------------------------------------------------------   ------------
                   OTHER--2.5%
                   ---------------------------------------------------------------
 13,782,040        Equity Trust I, (1996 Series) Weekly VRDNs (Bayerische
                   Hypotheken-Und Wechsel-Bank Ag LOC)                                 13,782,040
                   ---------------------------------------------------------------
  4,999,567        LaSalle National Bank Leasetops Trust, Series 1995A Leasetops
                   Certificates Weekly VRDNs (Lasalle National Bank, Chicago LIQ)/
                   (Lasalle National Bank, Chicago LOC)                                 4,999,567
                   ---------------------------------------------------------------   ------------
                   Total                                                               18,781,607
                   ---------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (AT AMORTIZED COST)(A)                          $748,900,701
                   ---------------------------------------------------------------   ------------




(a)  Also represents cost for federal tax purposes amounts to 748,722,137.


Note: The categories of investments are shown as a percentage of net assets
      ($747,784,969) at November 30, 1996.

FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation
BANs  --Bond Anticipation Notes
CDA   --Community Development Administration
CP    --Commercial Paper
EDR   --Economic Development Revenue
EDRB  --Economic Development Revenue Bonds
FGIC  --Financial Guaranty Insurance Company
FSA   --Financial Security Assurance
GO    --General Obligation
GTD   --Guaranty
HDA   --Hospital Development Authority
HEFA  --Health and Education Facilities Authority
HFA   --Housing Finance Authority
IDA   --Industrial Development Authority
IDB   --Industrial Development Bond
IDR   --Industrial Development Revenue
IFA   --Industrial Finance Authority
INS   --Insured
INV   --Investment Agreement
LIQ   --Liquidity Agreement
LOCs  --Letters of Credit
LOC   --Letter of Credit
MBIA  --Municipal Bond Investors Assurance
PCR   --Pollution Control Revenue
PLC   --Public Limited Company
RANs  --Revenue Anticipation Notes
TANs  --Tax Anticipation Notes
TOBs  --Tender Option Bonds
TRANs --Tax and Revenue Anticipation Notes
VRDNs --Variable Rate Demand Notes



(See Notes which are an integral part of the Financial Statements)


FEDERATED TAX-FREE TRUST
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                        $748,900,701
--------------------------------------------------------------------------------
Cash                                                                                     861,437
--------------------------------------------------------------------------------
Income receivable                                                                      5,584,201
--------------------------------------------------------------------------------
Receivable for shares sold                                                                 7,651
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    755,353,990
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                     $5,665,571
-------------------------------------------------------------------
Income distribution payable                                            1,793,383
-------------------------------------------------------------------
Accrued expenses                                                         110,067
-------------------------------------------------------------------   ----------
     Total liabilities                                                                 7,569,021
--------------------------------------------------------------------------------    ------------
NET ASSETS for 747,801,341 shares outstanding                                       $747,784,969
--------------------------------------------------------------------------------    ------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $747,793,482
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                                              (8,513)
--------------------------------------------------------------------------------    ------------
     Total Net Assets                                                               $747,784,969
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------------------------------------
$747,784,969 / 747,801,341 shares outstanding                                              $1.00
--------------------------------------------------------------------------------    ------------



(See Notes which are an integral part of the Financial Statements)


FEDERATED TAX-FREE TRUST
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------
Interest                                                                               $29,135,781
-----------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                 $ 3,255,470
--------------------------------------------------------------------
Administrative personnel and services fee                                   615,257
--------------------------------------------------------------------
Custodian fees                                                               92,479
--------------------------------------------------------------------
Transfer and dividend disbursing agent fees and
  expenses                                                                   57,071
--------------------------------------------------------------------
Directors'/Trustees' fees                                                    18,025
--------------------------------------------------------------------
Auditing fees                                                                16,350
--------------------------------------------------------------------
Legal fees                                                                    5,854
--------------------------------------------------------------------
Portfolio accounting fees                                                   122,469
--------------------------------------------------------------------
Shareholder services fee                                                  2,034,669
--------------------------------------------------------------------
Share registration costs                                                     20,418
--------------------------------------------------------------------
Printing and postage                                                         12,723
--------------------------------------------------------------------
Insurance premiums                                                            8,421
--------------------------------------------------------------------
Taxes                                                                        22,496
--------------------------------------------------------------------
Miscellaneous                                                                11,486
--------------------------------------------------------------------    -----------
     Total expenses                                                       6,293,188
--------------------------------------------------------------------
Waivers--
--------------------------------------------------------------------
  Waiver of investment advisory fee                      $  (960,485)
------------------------------------------------------
  Waiver of shareholder services fee                      (1,627,735)
------------------------------------------------------   -----------
     Total waivers                                                       (2,588,220)
--------------------------------------------------------------------    -----------
       Net expenses                                                                      3,704,968
-----------------------------------------------------------------------------------    -----------
          Net investment income                                                         25,430,813
-----------------------------------------------------------------------------------
Net realized loss on investments                                                            (6,253)
-----------------------------------------------------------------------------------    -----------
     Change in net assets resulting from operations                                    $25,424,560
-----------------------------------------------------------------------------------    -----------


(See Notes which are an integral part of the Financial Statements)


FEDERATED TAX-FREE TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    YEAR ENDED NOVEMBER 30,
                                                               ----------------------------------
                                                                     1996               1995
                                                               ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------
Net investment income                                          $    25,430,813    $    36,296,822
------------------------------------------------------------
Net realized gain (loss) on investments ($18,018 and $1,341
net losses, respectively, as computed for federal tax
purposes)                                                               (6,253)             9,580
------------------------------------------------------------   ---------------    ---------------
     Change in net assets resulting from operations                 25,424,560         36,306,402
------------------------------------------------------------   ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------
Distributions from net investment income                           (25,430,813)       (36,296,822)
------------------------------------------------------------   ---------------    ---------------
SHARE TRANSACTIONS--
------------------------------------------------------------
Proceeds from sale of shares                                     2,635,145,132      3,371,354,462
------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                            2,446,492          2,688,363
------------------------------------------------------------
Cost of shares redeemed                                         (2,697,169,818)    (3,782,230,461)
------------------------------------------------------------   ---------------    ---------------
     Change in net assets resulting from share transactions        (59,578,194)      (408,187,636)
------------------------------------------------------------   ---------------    ---------------
          Change in net assets                                     (59,584,447)      (408,178,056)
------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------
Beginning of period                                                807,369,416      1,215,547,472
------------------------------------------------------------   ---------------    ---------------
End of period                                                  $   747,784,969    $   807,369,416
------------------------------------------------------------   ---------------    ---------------



(See Notes which are an integral part of the Financial Statements)


FEDERATED TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996
--------------------------------------------------------------------------------
(1) ORGANIZATION

Federated Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Trust is divided income exempt from federal regular income tax while seeking relative stability of principal.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.


     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards. The following reclassifications have been made to the financial statements.

            INCREASE (DECREASE)
    -----------------------------------
                          ACCUMULATED
                          NET REALIZED
     PAID-IN CAPITAL       GAIN/LOSS
    -----------------    --------------
        ($7,859)             $7,859




     Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.


     FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


     At November 30, 1996, the Trust, for federal tax purposes, had a capital loss carryforward of $31,199, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the



FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

     distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

                   EXPIRATION YEAR                      EXPIRATION AMOUNT
                   ---------------                      -----------------
                         2002                                $11,840
                         2003                                $ 1,341
                         2004                                $18,018



     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 1996, capital paid-in aggregated $747,801,369. Transactions in shares were as follows:

                                                                    YEAR ENDED NOVEMBER 30,
                                                               ---------------------------------
                                                                    1996               1995
-------------------------------------------------------------  --------------     --------------
Shares sold                                                     2,635,145,132      3,371,354,462
-------------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                          2,446,492          2,688,363
-------------------------------------------------------------
Shares redeemed                                                (2,697,169,818)    (3,782,230,461)
-------------------------------------------------------------  --------------     --------------
  Net change resulting from share transactions                    (59,578,194)      (408,187,636)
-------------------------------------------------------------  --------------     --------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Research, the Trust's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses exceed 0.45% of average daily net assets of the Trust.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of


FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------

Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS--During the period ended November 30, 1996, the Trust engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $1,560,705,000 and $1,094,545,000, respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.



INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees
and Shareholders of FEDERATED TAX-FREE TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Tax-Free Trust as of November 30, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended November 30, 1996 and 1995, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Tax-Free Trust as of November 30, 1996, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Pittsburgh, Pennsylvania
January 14, 1996




ADDRESSES

--------------------------------------------------------------------------------

                    Federated Tax-Free Trust                     Federated Investors Tower
                                                                 Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------------
Distributor
                    Federated Securities Corp.                   Federated Investors Tower
                                                                 Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------------
Investment Adviser
                    Federated Research                           Federated Investors Tower
                                                                 Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------------
Custodian
                    State Street Bank &                          P.O. Box 8600
                    Trust Co.                                    Boston, MA 02266-8600
----------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder Services Company       P.O. Box 8600
                                                                 Boston, MA 02266-8600
----------------------------------------------------------------------------------------------------
Independent Public Accountants
                    Deloitte & Touche LLP                        2500 One PPG Place
                                                                 Pittsburgh, PA 15222-5401
----------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                            FEDERATED TAX-FREE TRUST
--------------------------------------------------------------------------------
                                            PROSPECTUS

                                            An Open-End, Diversified,
                                            Management Investment Company


                                            Prospectus dated January 31, 1997


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       Cusip 314282104
       8010414A (1/97)